Fixed assets	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Fixed assets

Note 7 – Fixed assets

Fixed assets consist of the following:

	June 30, 2025	September 30, 2024
Computer equipment	$1,811	$1,689
Furniture and fixtures	775	603
Medical equipment	1,078	1,288
Automobiles	52	144
Buildings	-	2,293
Leasehold improvements	3,971	5,152
Signs	11	38
Total fixed assets	7,698	11,207
Accumulated depreciation	(4,628)	(5,176)
Fixed assets, net	$3,070	$6,031

Depreciation expense was $0.2 million and $0.5 million for the three and nine months ended June 30, 2025, respectively. Depreciation expense was $0.2 million and $0.4 million for the three and nine months ended June 30, 2024, respectively.

7. Property and equipment

Property and equipment consist of the following:

	September 30,
	2024	2023
Computer equipment	$2,281	$1,970
Furniture and fixtures	815	806
Medical equipment	1,740	1,630
Automobiles	194	194
Buildings	3,097	3,218
Leasehold improvements	6,959	6,896
Signs	51	48
Total fixed assets	15,137	14,762
Accumulated depreciation	(6,990)	(6,052)
Fixed assets, net	$8,147	$8,710

Depreciation expense was $1.1 million and $0.9 million for the years ended September 30, 2024 and 2023, respectively.